Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 15,645	¥ (160,132)
Amortization of net actuarial loss (gain)	780	(4,108)
Amortization of prior service benefits	(195)	(195)
Total recognized in other comprehensive income (loss) before-tax	¥ 16,230	¥ (164,435)